Disaggregated Revenues (Details) - Schedule of revenues in financial statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 603,359	$ 568,704	$ 761,319
Spain [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	355,274	78,960	106,376
Israel [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	145,472	129,976	281,174
United States [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	43,614	194,489	264,739
Germany [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	8,548	83,317	55,131
Holland [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	384	3,752	9,676
Austria [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	839	6,144	4,775
Other [Member]
Disaggregated Revenues (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 49,408	$ 72,066	$ 39,448